BASIS OF PRESENTATION (Details)		12 Months Ended		24 Months Ended
	Dec. 17, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries				SCHMID Group N.V.
Country of incorporation, subsidiaries				Netherlands
SCHMID Energy Systems GmbH (SES)
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of joint ventures				SCHMID Energy Systems GmbH (SES)
Country of incorporation, joint ventures				Germany
Percent of ownership interest in equity method investees	49.00%	48.00%	49.00%
SCHMID Avaco Korea, Co. Ltd
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries				SCHMID Avaco Korea, Co. Ltd.
Country of incorporation, subsidiaries				South Korea
Percent of ownership interest in equity method investment		50.00%	50.00%
Gebr. Schmid GmbH
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries				Gebr. SCHMID GmbH
Country of incorporation, subsidiaries				Germany
Percent of ownership interest in subsidiaries		100.00%	100.00%
SCHMID Systems. Inc.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries				SCHMID Systems, Inc.
Country of incorporation, subsidiaries				USA
Percent of ownership interest in subsidiaries		100.00%	100.00%
SCHMID Singapore Pte. Ltd.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries				SCHMID Singapore Pte. Ltd.
Country of incorporation, subsidiaries				Singapore
Percent of ownership interest in subsidiaries		90.00%	90.00%
SCHMID Korea Co. Ltd
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries				SCHMID Korea Co., Ltd
Country of incorporation, subsidiaries				South Korea
Percent of ownership interest in subsidiaries		100.00%	100.00%
SCHMID Asia Ltd.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries				SCHMID Asia Ltd.
Country of incorporation, subsidiaries				Hong Kong
Percent of ownership interest in subsidiaries		100.00%	100.00%
SCHMID Technology Guangdong Co., Ltd.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries				SCHMID Technology Guangdong Co., Ltd.(1)
Country of incorporation, subsidiaries				China
Percent of ownership interest in subsidiaries		84.00%	84.00%
SCHMID China Ltd.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries				SCHMID China Ltd.
Country of incorporation, subsidiaries				Hong Kong
Percent of ownership interest in subsidiaries		100.00%	100.00%
SCHMID Shenzhen Ltd.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries				SCHMID Shenzhen Ltd.(2)
Country of incorporation, subsidiaries				China
Percent of ownership interest in subsidiaries			100.00%
SCHMID (Kunshan) Co., Ltd
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries				SCHMID (Kunshan) Co., Ltd.
Country of incorporation, subsidiaries				China
Percent of ownership interest in subsidiaries		100.00%	100.00%
SCHMID Taiwan Ltd.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries				SCHMID Taiwan Ltd.
Country of incorporation, subsidiaries				Taiwan
Percent of ownership interest in subsidiaries		86.00%	86.00%
SCHMID Automation (Zhuhai) Co. Ltd.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries				SCHMID Automation (Zhuhai) Co., Ltd.
Country of incorporation, subsidiaries				China
Percent of ownership interest in subsidiaries		100.00%	100.00%
SCHMID Solar (Shenzhen) Ltd.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries				SCHMID Solar (Shenzhen) Ltd. 2)
Country of incorporation, subsidiaries				China
Percent of ownership interest in subsidiaries		100.00%	100.00%
SCHMID Trading (Zhongshan) Co. Ltd.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries				SCHMID Trading (Zhongshan) Co. Ltd.
Country of incorporation, subsidiaries				China
Percent of ownership interest in subsidiaries		100.00%	100.00%
Pegasus Digital Mobility Acquisition Corp.
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries				Pegasus Digital Mobility Acquisition Corp.
Country of incorporation, subsidiaries				Cayman Islands
Percent of ownership interest in subsidiaries		100.00%	100.00%
SCHMID Asia Pacific Sdn. Bhd
Legal entities which comprise combined financial statements and its certain investments in joint ventures accounted for using equity method
Name of subsidiaries				SCHMID Asia Pacific Sdn. Bhd
Country of incorporation, subsidiaries				Malaysia
Percent of ownership interest in subsidiaries		100.00%	100.00%